Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Income Taxes Details Abstract
Change in valuation allowance	$ 2,550,704	$ (1,399,906)	$ (1,342,798)
Research and development credit carry forward	520,665	438,298	369,117
Federal income tax	23,596,242
Change in federal statutory rate	$ (4,074,264)